Subsequent Events	3 Months Ended
Mar. 31, 2013
Subsequent Events

Note 14. Subsequent Events

The unaudited pro forma balance sheet information below assumes the following transactions that were completed subsequent to March 31, 2013 as if the transactions had occurred on March 31, 2013:

•

On April 10, 2013, we sold 690,000 shares of common stock (including the underwriter’s overallotment of 90,000 shares) at a public offering price of $10.00 per share and completed our IPO. Net proceeds of $5 million were available to us from the IPO after deducting underwriting discounts, commissions and expenses of $637,000 and unpaid offering costs of $1.3 million. In addition, the Company had incurred and paid as of March 31, 2013, $1.2 million of offering costs, which are included in deferred initial public offering costs in the accompanying balance sheets at March 31, 2013.

•	Upon the closing of the IPO, all shares of our then-outstanding Series A and Series B convertible preferred stock automatically converted into an aggregate of 1,287,325 shares of common stock.

•	Concurrent with the IPO, certain derivative warrants with a fair value of $7 million were reclassified into equity due to the lapsing of anti-dilution provisions in the warrants.

•

Also concurrent with the IPO, $9.6 million of debt converted into 963,430 shares of common stock. In connection with the conversion of debt into common stock in April 2013, we expensed the applicable remaining debt discounts of $3.5 million, financing fees of $419,000 and a contingently recognizable beneficial conversion feature in the converted debt of $3 million.

Pro forma net proceeds from our IPO were determined as follows:

Gross proceeds (including over-allotment)	$6,900,000
Underwriting discounts, expenses and commissions	(637,007)
Estimated total offering costs	(2,473,763)
Offering costs paid as of March 31, 2013	1,174,832

Pro forma net proceeds	$4,964,062

The following table summarizes certain actual balance sheet data and pro forma balance sheet data to reflect the activities related to our IPO noted above, as of March 31, 2013:

	March 31, 2013	Pro forma March 31, 2013
Cash and cash equivalents	$216,872	$5,180,934
Loan guarantee and financing fees	1,516,631	1,085,438
Deferred initial public offering costs	2,473,763	—
Accounts payable and accrued expenses	4,885,145	3,551,914
Notes payable, current portion	4,530,640	1,583,515
Line of credit	2,989,577	1,989,577
Notes payable, long-term	2,148,494	—
Warrant liability	7,518,000	518,000
Series A Preferred Stock	59	—
Series B Preferred Stock	182	—
Common stock	135	429
Additional paid-in capital	25,067,388	48,452,631
Accumulated deficit	$(46,591,619)	$(53,488,959)